RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of amount due to related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts due from related parties [Line Items]
Others	$ 93	$ 55
Total	774	55
Beijing Infinities
Amounts due from related parties [Line Items]
Total	$ 681	$ 0